Property and equipment	12 Months Ended
Mar. 31, 2023
Property and equipment
11. Property and equipment
Property and equipment by asset category is as follows:

	As of March 31,
	2022		2023		2023

	(In millions)
Land and premises	Rs.	22,754.4	Rs.	25,501.3	US$	310.3
Software and systems		45,767.3		56,092.8		682.5
Equipment and furniture		106,945.7		132,553.5		1,612.9

Property and equipment, at cost		175,467.4		214,147.6		2,605.7
Less: Accumulated depreciation		109,641.0		126,577.9		1,540.1

Property and equipment, net	Rs.	65,826.4	Rs.	87,569.7	US$	1,065.6

Depreciation and amortization charged for the fiscal years
ended March 31, 2021, March 31, 2022 and March 31, 2023 was Rs. 13,860.2 million, Rs. 16,816.9 million and Rs. 23,489.7 million (US$ 285.8 million), respectively.